Average Annual Total Returns - Artisan International Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception	Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 1-Year		Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 5-Year		Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 10-Year		Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) Since Inception		Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 1-Year		Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 5-Year		Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) Since Inception		Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 1-Year		Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 5-Year		Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 10-Year		Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.56%	7.95%	7.35%	9.00%	Dec. 28, 1995	6.73%	6.98%	6.77%	8.08%	5.02%	6.12%	5.88%	7.54%	7.82%	7.45%	5.51%	5.02%	10.65%	[1]	8.93%	[1]	4.92%	[1]	5.53%	[1]	7.72%	8.11%		5.54%	Apr. 01, 2015	7.82%	7.45%		5.39%	10.65%	[1]	8.93%	[1]	[1]	5.94%	[1]	7.82%	8.20%	7.59%	8.08%	Jul. 01, 1997	7.82%	7.45%	5.51%	4.61%	10.65%	[1]	8.93%	[1]	4.92%	[1]	5.06%	[1]

[1]	MSCI ACWI ex US Index performance represents linked performance data for the MSCI ACWI ex US (Gross) Index from inception to 31 December 2000 and the MSCI ACWI ex US (Net) Index from 1 January 2001 forward.